Business combinations - Summary Of Consideration Net Of Cash Acquired (Detail) - Macquarie Management Holdings Inc [Member] ¥ in Millions	Dec. 01, 2025 JPY (¥)
Business Combination [Line Items]
Cash paid	¥ 285,021
Cash acquired	(11,864)
Replacement of share-based payment awards	3,828
Total cash (net of cash acquired) and other consideration	¥ 276,985